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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th June, 2006.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of August, 2006.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              120

Form 13F Information Table Value Total:    3,767,702,398

----------------------------------------------------------------------------------------------------------------------------------
             Item 1               Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                    Investment Discretion       Voting Authority
                                   Title                                         --------------------------  ---------------------
                                    of                                                     Shared   Shared             Shared None
           Name of Sec             Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories               common  002824100     15,768,813      361,753    361,753                     361,753
Abercrombie & Fitch               common  002896207     34,630,872      625,106    625,106                     625,106
Accenture Ltd                     common  G1150G111     35,929,556    1,268,699  1,268,699                   1,268,699
ACE Limited                       common  G0070K103     41,264,884      815,834    815,834                     815,834
Advance Auto Parts                common  00751Y106      6,328,817      219,066    219,066                     219,066
Aeropostale                       common  007865108      5,456,966      189,478    189,478                     189,478
AES Corp                          common  00130H105     17,275,090      936,827    936,827                     936,827
Aetna Inc                         common  00817Y108     16,311,525      408,503    408,503                     408,503
Aflac Inc                         common  001055102     17,710,984      382,114    382,114                     382,114
Alltel                            common  020039103     51,997,345      814,750    814,750                     814,750
Amdocs Ltd                        common  002256908     28,279,094      772,864    772,864                     772,864
America Movil                     common  02364W105      2,456,444       73,878     73,878                      73,878
American International Group Inc  common  026874107     60,069,599    1,017,439  1,017,439                   1,017,439
American Tower Corp A             common  029912201      3,465,778      111,404    111,404                     111,404
Amgen Inc                         common  031162100     64,515,383      988,590    988,590                     988,590
Apple Computer Inc                common  037833100     18,001,010      314,538    314,538                     314,538
Applied Material Inc              common  038222105     18,417,546    1,129,218  1,129,218                   1,129,218
AT&T Inc                          common  00206R102     43,416,558    1,556,707  1,556,707                   1,556,707
Baker Hughes Inc                  common  057224107     52,397,569      640,244    640,244                     640,244
Bank of America Corporation       common  060505104     67,852,077    1,412,702  1,412,702                   1,412,702
Baxter International Inc          common  071813109     29,325,269      798,401    798,401                     798,401
BEA Systems                       common  073325102     24,377,038    1,901,485  1,901,485                   1,901,485
Best Buy Company                  common  086516101     14,423,196      263,053    263,053                     263,053
Biomarin Pharmaceutical Inc       common  09061G101      5,984,134      425,917    425,917                     425,917
Blue Nile Inc.                    common  09578R103      6,091,788      192,352    192,352                     192,352
Broadcom Corp                     common  111320107      3,751,074      124,579    124,579                     124,579
Brunswick Corp                    common  117043109     11,530,626      347,308    347,308                     347,308
C R Bard                          common  067383109     10,434,682      142,453    142,453                     142,453
Capital One Financial             common  14040H105     45,242,959      529,653    529,653                     529,653
Cheesecake Factory                common  163072101      2,345,095       88,561     88,561                      88,561
Chicago Mercantile Exchange       common  167760107     10,965,503       22,333     22,333                      22,333
Cisco Systems                     common  17275R102     50,913,744    2,597,640  2,597,640                   2,597,640
Citigroup Inc                     common  172967101     77,829,474    1,613,715  1,613,715                   1,613,715
Cleveland-Cliffs                  common  185896107      4,350,502       54,889     54,889                      54,889
Coca Cola Company                 common  191216100     70,826,976    1,646,756  1,646,756                   1,646,756
Comcast Corp New                  common  20030N101     33,360,294    1,018,324  1,018,324                   1,018,324
Commerce Bancorp Inc/ NJ          common  200519106     10,189,681      286,227    286,227                     286,227
ConocoPhillips                    common  20825C104     60,436,565      922,414    922,414                     922,414
Conor Medsystems Inc.             common  208264101     13,395,673      490,684    490,684                     490,684
Corning Incorporated              common  219350105     34,629,266    1,432,145  1,432,145                   1,432,145
Countrywide Financial Corp        common  222372104     24,030,967      631,895    631,895                     631,895
CSX Corp                          common  126408103     28,145,256      399,961    399,961                     399,961
CVS Corporation                   common  126650100     39,881,011    1,299,479  1,299,479                   1,299,479
Dell Inc.                         common  24702R101     19,658,452      808,657    808,657                     808,657
Dow Chemical                      common  260543103     34,113,777      873,816    873,816                     873,816
E Trade Financial Corp            common  269246104     35,591,327    1,559,655  1,559,655                   1,559,655
Eli Lilly and Co                  common  532457108     53,817,615      973,722    973,722                     973,722
Endo Pharmaceuticals              common  29264F205     11,662,189      365,930    365,930                     365,930
Exelon Electric and Gas           common  30161N101     23,291,832      409,851    409,851                     409,851
Exxon Mobil Corporation           common  30231G102    125,146,147    2,039,872  2,039,872                   2,039,872
First Marblehead Corp             common  320771108      4,729,847       83,111     83,111                      83,111
Forest Oil                        common  346091705     10,221,405      308,338    308,338                     308,338

----------------------------------------------------------------------------------------------------------------------------------
             Item 1               Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                    Investment Discretion       Voting Authority
                                   Title                                         --------------------------  ---------------------
                                    of                                                     Shared   Shared             Shared None
           Name of Sec             Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
----------------------------------------------------------------------------------------------------------------------------------
General Electric Company          common  369604103    204,450,713    6,208,646  6,208,646                   6,208,646
General Mills                     common  370334104     10,634,115      205,888    205,888                     205,888
Genworth Financial CL A           common  37247D106     26,442,201      758,961    758,961                     758,961
Genzyme Corporation               common  372917104     22,013,470      360,581    360,581                     360,581
Goldman Sachs Group               common  38141G104     24,362,926      161,966    161,966                     161,966
Google Inc                        common  38259P508     36,329,752       86,797     86,797                      86,797
Harley Davidson                   common  412822108     15,294,604      278,641    278,641                     278,641
Health Net Inc                    common  42222G108     26,490,172      586,455    586,455                     586,455
HIMX Technologies Inc. ADR        common  43289P106      6,007,577    1,052,115  1,052,115                   1,052,115
HOST HOTELS AND RESORTS INC.      common  44107P104          7,186      718,640    718,640                     718,640
IBM International Business
   Machines Corporation           common  459200101    109,082,882    1,420,720  1,420,720                   1,420,720
Indymac Bancorp Inc               common  456607100     14,282,734      311,510    311,510                     311,510
Intel Corporation                 common  458140100     39,510,906    2,082,810  2,082,810                   2,082,810
J P Morgan Chase and Co           common  46625H100     56,453,162    1,344,443  1,344,443                   1,344,443
Johnson and Johnson               common  478160104     87,010,911    1,452,118  1,452,118                   1,452,118
Lazard Ltd.                       common  G54050102      3,688,728       91,373     91,373                      91,373
Lennar Corp                       common  526057104     17,366,127      391,835    391,835                     391,835
Level 3 Communications Inc        common  52729N100      4,975,633    1,151,767  1,151,767                   1,151,767
Liberty Global Inc - C            common  530555309        223,043       53,875     53,875                      53,875
Manpower Inc                      common  56418H100     26,723,650      413,871    413,871                     413,871
Marshall & Ilsley Corp            common  571834100      9,140,467      199,879    199,879                     199,879
Masco Corporation                 common  574599106     33,586,138    1,133,518  1,133,518                   1,133,518
Maxim Integrated Products         common  57772K101     27,968,645      871,026    871,026                     871,026
McGraw Hill Companies             common  580645109     16,326,422      325,098    325,098                     325,098
Medimunne                         common  584699102      9,417,413      347,506    347,506                     347,506
Microsoft Corporation             common  594918104    161,373,531    6,911,072  6,911,072                   6,911,072
Morgans Hotel Group               common  61748W108      5,485,195      354,112    354,112                     354,112
Motorola                          common  620076109     26,026,143    1,294,833  1,294,833                   1,294,833
National Oilwell Varco            common  637071101     41,682,906      659,331    659,331                     659,331
Netflix Inc                       common  64110L106      8,974,768      334,007    334,007                     334,007
Nii Holdings B                    common  62913F201      9,571,259      175,555    175,555                     175,555
Noble Energy                      common  655044105     38,572,308      823,315    823,315                     823,315
Occidental Petroleum Corporation  common  674599105     56,165,465      547,742    547,742                     547,742
Oracle Corporation                common  68389X105     32,169,559    2,223,190  2,223,190                   2,223,190
Parker Hannifin Corp              common  701094104     28,492,677      367,221    367,221                     367,221
PF CHANG'S CHINA BISTRO INC       common  69333Y108      2,982,485       79,174     79,174                      79,174
Pfizer Inc                        common  717081103     75,090,252    3,200,778  3,200,778                   3,200,778
PG and E Corp                     common  69331C108     29,747,850      757,521    757,521                     757,521
PNC Financial Services Group      common  693475105     26,762,883      381,455    381,455                     381,455
Polycom Inc                       common  73172K104      7,075,077      324,396    324,396                     324,396
Procter and Gamble Company        common  742718109    121,863,652    2,192,581  2,192,581                   2,192,581
Prudential Financial              common  744320102     17,344,623      223,283    223,283                     223,283
Qualcomm Inc                      common  747525103     28,627,191      717,114    717,114                     717,114
Sherwin Williams Co               common  824348106      7,148,045      150,930    150,930                     150,930
SLM Corporation                   common  78442P106     13,470,145      254,586    254,586                     254,586
Sonus Networks                    common  835916107     13,565,168    2,929,842  2,929,842                   2,929,842
Spansion Inc. - CL A              common  84649R101      5,466,169      349,276    349,276                     349,276

----------------------------------------------------------------------------------------------------------------------------------
             Item 1               Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                    Investment Discretion       Voting Authority
                                   Title                                         --------------------------  ---------------------
                                    of                                                     Shared   Shared             Shared None
           Name of Sec             Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp                common  852061100     13,516,752      677,192    677,192                     677,192
St Jude Medical                   common  790849103     14,023,931      432,971    432,971                     432,971
Starbucks Corp                    common  855244109     11,385,480      301,842    301,842                     301,842
Station Casinos                   common  857689103      3,779,246       55,520     55,520                      55,520
Texas Instruments Incorporated    common  882508104     28,713,071      948,252    948,252                     948,252
Time Warner Inc                   common  887317105     69,250,859    4,005,255  4,005,255                   4,005,255
Toll Brothers                     common  889478103      7,803,134      305,526    305,526                     305,526
Transocean Inc                    common  G90078109     31,407,521      391,176    391,176                     391,176
TXU Corporation                   common  873168108     22,162,777      370,739    370,739                     370,739
Tyco International                common  902124106     43,501,143    1,584,164  1,584,164                   1,584,164
UnumProvident Corporation         common  91529Y106     15,970,080      881,351    881,351                     881,351
Urban Outfitters                  common  917047102      9,074,456      524,535    524,535                     524,535
Valero Energy Corp                common  91913Y100     21,325,899      320,642    320,642                     320,642
Verizon Communications Inc        common  92343V104     50,881,130    1,519,747  1,519,747                   1,519,747
Wachovia Corporation              common  929903102     83,430,767    1,543,014  1,543,014                   1,543,014
Walgreen                          common  931422109     23,265,234      518,850    518,850                     518,850
Wellpoint Inc                     common  94973V107     52,080,325      715,684    715,684                     715,684
Wells Fargo and Company           common  949746101     22,728,480      338,877    338,877                     338,877
Whole Foods Market Inc.           common  966837106     13,877,949      214,696    214,696                     214,696
Wyeth                             common  983024100     58,335,620    1,315,940  1,315,940                   1,315,940
Yahoo                             common  984332106     53,502,342    1,626,211  1,626,211                   1,626,211
                                                     -------------  -----------
                                                     3,767,702,398  104,546,427
                                                     =============  ===========